Non Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2023 A$	June 30, 2022 A$
Long service leave	147,738	108,140
Provision for retirement payment	16,694	9,112

	164,432	117,252